Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Commitments Under Current Lease Agreements

Total annual commitments under non-cancelable lease agreements for each of the years ended December 31 are as follows:

	Operating Leases	Sublease Income	Net Operating Leases
2018	$881,815	$(216,504)	$665,311
2019	906,879	(183,124)	723,755
2020	931,457	—	931,457
2021	959,401	—	959,401
2022	—	—	—
Thereafter	—	—	—

Total	$3,679,552	$(399,628)	$3,279,924